CONTINGENCIES (Details Narrative) - Especificos Stendhal SA de CV [Member] $ in Millions	Sep. 19, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Damages sought value by plaintiff	$ 3.0
Litigation expense	0.3
Due from related party	$ 3.0